Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 216,352	$ 153,299
Restricted cash	210	786
Prepaid expenses and other assets, current	52,944	42,899
Total current assets	269,506	196,984
Non-current assets:
Property and equipment, net	34,190	38,046
Right of use assets, net	20,598	51,637
Long-term deposits	1,846	2,625
Prepaid expenses and other assets, non-current	2,760	3,033
Deferred tax asset	1,643	1,754
Intangible assets, net	112	158
Total assets	330,655	294,237
Current liabilities:
Accounts payable	1,119	2,263
Accrued expenses and other liabilities	23,173	27,781
Lease liabilities	3,895	3,590
Total current liabilities	28,187	33,634
Non-current liabilities:
Lease liabilities	18,786	50,571
Total liabilities	46,973	84,205
Shareholders' equity:
Additional paid-in capital	732,290	595,016
Accumulated other comprehensive loss	(3,046)	(5,861)
Accumulated deficit	(445,683)	(379,244)
Total shareholders' equity	283,682	210,032
Total liabilities and shareholders' equity	330,655	294,237
Ordinary shares
Shareholders' equity:
Share value	3	3
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0